MARKETDESK FOCUSED U.S. DIVIDEND ETF
Schedule of Investments
10/31/2023 (Unaudited)

Shares		Value
COMMON STOCKS - 99.6%
Aerospace & Defense - 1.0%
1,264	Lockheed Martin Corp.	$574,665
Air Freight & Logistics - 4.0%
13,930	CH Robinson Worldwide, Inc.	1,139,892
8,133	United Parcel Service, Inc. - Class B	1,148,786
		2,288,678
Asset Management & Custody Banks - 2.0%
12,635	T. Rowe Price Group, Inc.	1,143,468
Broadcasting - 2.0%
8,150	Nexstar Media Group, Inc.	1,141,652
Broadline Retail - 1.0%
14,578	eBay, Inc.	571,895
Building Products - 3.9%
11,503	Allegion PLC ADR (a)	1,131,435
10,043	Owens Corning	1,138,575
		2,270,010
Commercial & Residential Mortgage Finance - 1.0%
33,756	MGIC Investment Corp.	568,451
Computer & Electronics Retail - 2.0%
17,194	Best Buy Co., Inc.	1,148,903
Consumer Finance - 2.0%
13,914	Discover Financial Services	1,142,061
Consumer Staples Merchandise Retail - 3.9%
9,474	Dollar General Corp.	1,127,785
10,332	Target Corp.	1,144,682
		2,272,467
Distributors - 1.0%
12,969	LKQ Corp.	569,598
Diversified Banks - 2.0%
10,024	PNC Financial Services Group, Inc.	1,147,447
Diversified Financial Services - 1.0%
8,643	Voya Financial, Inc.	577,093
Electric Utilities - 2.0%
19,567	NextEra Energy, Inc.	1,140,756
Fertilizers & Agricultural Chemicals - 2.0%
21,744	FMC Corp.	1,156,781
Food Distributors - 2.0%
17,085	Sysco Corp.	1,135,982
Gas Utilities - 1.0%
9,457	ONE Gas, Inc.	571,203
Health Care Equipment - 2.0%
12,131	Abbott Laboratories	1,146,986

MARKETDESK FOCUSED U.S. DIVIDEND ETF
Schedule of Investments
10/31/2023 (Unaudited)

Shares		Value
Home Furnishings - 1.0%
23,876	Leggett & Platt, Inc.	559,415
Home Improvement Retail - 2.0%
4,014	Home Depot, Inc.	1,142,746
Household Products - 5.0%
9,740	Clorox Co.	1,146,398
7,644	Colgate-Palmolive Co.	574,217
9,572	Kimberly-Clark Corp.	1,145,194
		2,865,809
Human Resource & Employment Services - 7.0%
5,243	Automatic Data Processing, Inc.	1,144,127
10,901	Insperity, Inc.	1,153,762
5,154	Paychex, Inc.	572,352
15,270	Robert Half, Inc.	1,141,738
		4,011,979
Industrial Conglomerates - 1.0%
3,110	Honeywell International, Inc.	569,939
Integrated Telecommunication Services - 1.0%
16,304	Verizon Communications, Inc.	572,760
Investment Banking & Brokerage - 2.0%
20,022	Stifel Financial Corp.	1,141,254
IT Consulting & Other Services - 2.0%
1,923	Accenture PLC - Class A ADR (a)	571,304
8,863	Cognizant Technology Solutions Corp. - Class A	571,398
		1,142,702
Leisure Products - 2.0%
16,473	Brunswick Corp.	1,144,379
Multi-Utilities - 1.0%
7,554	Ameren Corp.	571,913
Oil & Gas Exploration & Production - 4.0%
10,792	California Resources Corp.	567,551
3,463	Chord Energy Corp.	572,503
7,572	Civitas Resources, Inc.	571,156
14,857	Northern Oil and Gas, Inc.	569,617
		2,280,827
Other Specialty Retail - 4.0%
10,732	Dick's Sporting Goods, Inc.	1,147,787
5,953	Tractor Supply Co.	1,146,310
		2,294,097
Packaged Foods & Meats - 9.9%
52,252	Flowers Foods, Inc.	1,145,886
6,098	Hershey Co.	1,142,460
35,172	Hormel Foods Corp.	1,144,849
11,300	Kellanova	570,311

MARKETDESK FOCUSED U.S. DIVIDEND ETF
Schedule of Investments
10/31/2023 (Unaudited)

Shares		Value
Packaged Foods & Meats - 9.9% (cont’d)
17,932	McCormick & Co., Inc.	1,145,855
8,610	Mondelez International, Inc. - Class A	570,068
		5,719,429
Paper & Plastic Packaging Products & Materials - 1.0%
11,000	Sonoco Products Co.	569,910
Pharmaceuticals - 6.0%
22,443	Bristol-Myers Squibb Co.	1,156,488
7,767	Johnson & Johnson	1,152,157
37,728	Pfizer, Inc.	1,152,968
		3,461,613
Property & Casualty Insurance - 2.0%
10,507	American Financial Group, Inc.	1,149,046
Rail Transportation - 4.0%
5,977	Norfolk Southern Corp.	1,140,352
5,508	Union Pacific Corp.	1,143,516
		2,283,868
Semiconductors - 6.9%
16,065	Microchip Technology, Inc.	1,145,274
3,331	NXP Semiconductors N.V. ADR (a)	574,364
13,165	Skyworks Solutions, Inc.	1,141,932
8,016	Texas Instruments, Inc.	1,138,352
		3,999,922
Specialized Consumer Services - 2.0%
20,893	Service Corp. International	1,136,997
	TOTAL COMMON STOCKS (Cost $60,087,607)	57,186,701
MONEY MARKET FUNDS- 0.3%
189,629	First American Government Obligations Fund - Class X, 5.27% (b)	189,629
	TOTAL MONEY MARKET FUNDS (Cost $189,629)	189,629

	TOTAL INVESTMENTS (Cost $60,277,236) - 99.9%	$57,376,330
	Other Assets in Excess of Liabilities - 0.1%	50,691
	TOTAL NET ASSETS - 100.0%	$57,427,021
Percentages are stated as a percent of net assets.

ADR - American Depositary Receipt
PLC - Public Limited Company

(a) Foreign issued security.
(b) Rate shown is the 7-day effective yield.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

MARKETDESK FOCUSED U.S. DIVIDEND ETF

NOTES TO THE FINANCIAL STATEMENTS
OCTOBER 31, 2023 (Unaudited)

SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).
A.Security Valuation. Equity securities that are traded on a national securities exchange, except those listed on the NASDAQ Global Market® (“NASDAQ”) are valued at the last reported sale price on the exchange on which the security is principally traded. Securities traded on NASDAQ will be valued at the NASDAQ Official Closing Price (“NOCP”). If, on a particular day, an exchange-traded or NASDAQ security does not trade, then the most recent quoted bid for exchange-traded or the mean between the most recent quoted bid for exchange-traded or the mean between the most recent quoted bid and ask price for NASDAQ securities will be used. Equity securities that are not traded on a listed exchange are generally valued at the last sale price in the over-the-counter market. If a non-exchange traded security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used. Prices denominated in foreign currencies are converted to U.S. dollar equivalents at the current exchange rate, which approximates fair value. Redeemable securities issued by open-end investment companies are valued at the investment company’s applicable net asset value, with the exception of exchange-traded open-end investment companies which are priced as equity securities.
Subject to its oversight, the Trust’s Board of Trustees (the “Board”) has delegated primary responsibility for determining or causing to be determined the value of the Fund’s investments to Empowered Funds, LLC d/b/a EA Advisers (the “Adviser”), pursuant to the Trust’s valuation policy and procedures, which have been adopted by the Trust and approved by the Board. In accordance with Rule 2a-5 under the 1940 Act, the Board designated the Adviser as the “valuation designee” of the Fund. If the Adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the Adviser in accordance with the Trust’s fair valuation policy and procedures. The Adviser will provide the Board with periodic reports, no less frequently than quarterly, that discuss the functioning of the valuation process, if applicable, and that identify issues and valuation problems that have arisen, if any. As appropriate, the Adviser and the Board will review any securities valued by the Adviser in accordance with the Trust’s valuation policies during these periodic reports. The use of fair value pricing by the Fund may cause the net asset value of its shares to differ significantly from the net asset value that would be calculated without regard to such considerations. As of October 31, 2023, the MarketDesk Focused U.S. Dividend ETF did not hold any securities valued by the valuation designee.
As described above, the Funds may use various methods to measure the fair value of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:
Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds has the ability to access.
Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability and would be based on the best information available.The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the

MARKETDESK FOCUSED U.S. DIVIDEND ETF

NOTES TO THE FINANCIAL STATEMENTS
OCTOBER 31, 2023 (Unaudited)
liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.
The following is a summary of the fair value classification of the Fund’s investments as of October 31, 2023:

DESCRIPTION	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Assets*
Common Stocks	$57,186,701	$—	$—	$57,186,701
Money Market Funds	189,629	—	—	189,629
Total Investments in Securities	$57,376,330	$—	$—	$57,376,330
* For further detail on each asset class, see the Schedule of Investments
During the fiscal period ended October 31, 2023, the MarketDesk Focused U.S. Dividend ETF did not invest in any Level 3 investments and recognized no transfers to/from Level 3. Transfers between levels are recognized at the end of the reporting period.